Other Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Liabilities
Other Liabilities
A summary of “Other liabilities” as of December 31, 2018 and 2017 is as follows:

	2018	2017
	(in millions)
Advances on buy-back agreements	$1,870	$2,176
Warranty and campaign programs	925	932
Marketing and sales incentive programs	1,329	1,335
Tax payables	685	765
Accrued expenses and deferred income	609	610
Accrued employee benefits	680	752
Legal reserves and other provisions	368	384
Contract reserve	262	344
Contract liabilities	1,368	1,498
Restructuring reserve	71	60
Other	791	738
Total	$8,958	$9,594

Warranty and Campaign Program
As described in “Note 2: Summary of Significant Accounting Policies,” CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the basic warranty and campaign program accrual for the years ended December 31, 2018 and 2017 are as follows:

	2018	2017
	(in millions)
Balance, beginning of year	$932	$792
Current year additions	826	782
Claims paid	(724)	(670)
Currency translation adjustment and other	(109)	28
Balance, end of year	$925	$932

Advance on Buy-back Agreements
As described in “Note 2: Summary of Significant Accounting Policies,” the repurchase value of the asset relating to new vehicle sales with a buy-back commitment by Commercial Vehicles is recognized as advances on buy-back agreements.
Restructuring Provision
The Company incurred restructuring costs of $61 million, $93 million and $44 million for the years ended December 31, 2018, 2017, and 2016, respectively. These costs were as follows:

•
In 2018, Commercial Vehicles and Agricultural Equipment recorded $30 million and $26 million respectively, which were primarily attributable to actions as part of the Efficiency Program launched in 2014.

•
In 2017, Commercial Vehicles recorded $69 million mainly due to additional capacity realignment in the firefighting business and actions to reduce selling, general and administrative expenses as part of CNH Industrial’s Efficiency Program launched in 2014. Agricultural Equipment recorded $14 million, mainly as a result of footprint rationalization actions included in the Efficiency Program of the Company.

•
In 2016, Commercial Vehicles recorded $34 million mainly due to actions to reduce selling, general and administrative expenses and business support costs as a result of the transition to CNH Industrial’s regional structure and costs related to the completion of manufacturing product specialization programs. Agricultural Equipment recorded $9 million, mainly as a result of footprint rationalization actions included in the Efficiency Program of the Company.

The following table sets forth restructuring activity for the years ended December 31, 2018, 2017 and 2016:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2016	$30	$5	$16	$51
Restructuring charges	56	(1)	(11)	44
Reserves utilized: cash	(55)	—	(4)	(59)
Reserves utilized: non-cash	—	—	(3)	(3)
Currency translation adjustments	(8)	3	2	(3)
Balance at December 31, 2016	$23	$7	$—	$30
Restructuring charges	76	17	—	93
Reserves utilized: cash	(53)	(1)	—	(54)
Reserves utilized: non-cash	(2)	(13)	—	(15)
Currency translation adjustments	4	2	—	6
Balance at December 31, 2017	$48	$12	$—	$60
Restructuring charges	39	17	5	61
Reserves utilized: cash	(36)	—	(2)	(38)
Reserves utilized: non-cash	(9)	1	—	(8)
Currency translation adjustments	(2)	—	(2)	(4)
Balance at December 31, 2018	$40	$30	$1	$71